Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies
Commitments and Contingencies

13. Commitments and Contingencies

        Operating lease commitments include the commitments under the lease agreements for the Group's office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates through 2022. For the six months ended June 30, 2016 and 2017, lease expense was $8.5 million and $4.8 million, respectively. Based on the current rental lease agreements, future minimum lease payments required as of June 30, 2017 was as follows:

Operating lease commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of June 30, 2017:	$37,524	$8,728	$16,505	$12,291	$—

        Purchase commitments mainly include minimum commitments for internet connection and marketing activities.

        Purchase commitments as of June 30, 2017 was as follows:

Purchase commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of June 30, 2017:	$279,429	$242,570	$36,759	$100	$—

        There are uncertainties regarding the legal basis of the Group's ability to operate an Internet business in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, the existing regulations are unclear as to which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group may be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

        In June and August 2017, the Company and certain of its officers were named as defendants in two putative securities class actions filed in the United States District Court for the District of New Jersey, respectively. The actions—purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company's ADSs between April 27 and June 22, 2017 or between April 28, 2016 and June 19, 2017, allege that the Company's public filings contained misstatements and omissions in violation of the U.S. federal securities laws. On August 28, 2017, two sets of purported shareholders filed motions to consolidate the cases and appoint themselves as lead plaintiffs of the purported plaintiff class and appoint their designated counsel as lead counsel. The cases are otherwise in their preliminary stages. As of this stage, the Company is unable to estimate the possible outcome or loss or possible range of loss, if any, associated with the resolution of these lawsuits. As of June 30, 2017, no losses with respect to this contingency were accrued.